Investment Securities (Schedule Of Interest And Dividend Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Dividends - investments	$ 10.4	$ 3.7	$ 3.4
Total interest and dividends	71.4	35.5	28.9
Interest Bearing Deposits [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest income	43.8	14.1	8.9
Investments / Reverse Repos [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest income	$ 17.2	$ 17.7	$ 16.6